Share Capital (Details) $ in Millions	12 Months Ended
	May 03, 2019 shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) shares	May 01, 2018 shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) shares	Jan. 01, 2019 CAD ($)
Share Capital
Treasury shares authorized for repurchase | shares	52,285,330			50,079,795
Amended treasury shares authorized for repurchase | shares	81,695,830
Treasury share repurchase authorized amount							$ 2,000
Share repurchase activities (in shares) | shares			64,426,000			33,154,000
Issued Capital			$ 3,053			$ 1,413
Share repurchase cost			3,053			1,413
Average repurchase cost per share | $ / shares		$ 47.38			$ 42.61
Liability for share purchase commitment		$ 263	263		$ 277	277
Share capital
Share Capital
Issued Capital			1,040			536
Share repurchase cost			1,040			536
Liability for share purchase commitment		111	111		97	97
Retained earnings
Share Capital
Issued Capital			2,013			877
Share repurchase cost			2,013			877
Liability for share purchase commitment		$ 152	$ 152		$ 180	$ 180